important information regarding
the federated funds

SUPPLEMENT TO CURRENT PROSPECTUSES

Under the heading entitled, “Frequent  Trading Policies,” please add the following as the fourth paragraph:

“The Fund will not restrict transactions made on a non-discretionary basis by certain asset allocation programs, wrap programs, fund of funds, collective funds or other similar accounts that have been pre-approved by Federated (“Approved Accounts”). The Fund will continue to monitor transactions by the Approved Accounts and will seek to limit or restrict even non-discretionary transactions by Approved Accounts that are determined to be disruptive or harmful to the Fund.”

The Federated Funds include all of the following registrants (including any of their portfolios and/or share classes:

Federated ADJUSTABLE RATE SECURITIES FUND

PORTFOLIOS OF FEDERATED EQUITY FUNDS

Federated Capital Appreciation Fund
Federated Clover Small Value Fund
Federated Clover Value Fund
Federated Global Equity Fund
Federated InterContinental Fund
Federated International Strategic Value Dividend Fund
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
Federated Market Opportunity Fund
Federated Mid Cap Growth Strategies Fund
Federated Prudent Bear Fund
Federated Strategic Value Dividend Fund

Federated Equity Income Fund, Inc.

A PORTFOLIO OF FEDERATED FIXED INCOME SECURITIES, INC.

Federated Strategic Income Fund

Federated High Income Bond Fund, Inc.

Federated High Yield Trust

PORTFOLIOS OF FEDERATED INCOME SECURITIES TRUST

Federated Capital Income Fund
Federated Floating Rate Strategic Income Fund
Federated Intermediate Corporate Bond Fund
Federated Muni and Stock Advantage Fund
Federated Prudent DollarBear Fund
Federated Real Return Bond Fund
Federated Short-Term Income Fund
Federated Unconstrained Bond Fund

PORTFOLIOS OF FEDERATED INDEX TRUST

Federated Max-Cap Index Fund
Federated Mid-Cap Index Fund

PORTFOLIOs OF FEDERATED INSTITUTIONAL TRUST

Federated Institutional High Yield Bond Fund
Federated Intermediate Government/Corporate Fund

PORTFOLIOS OF FEDERATED INSURANCE SERIES

Federated Capital Appreciation Fund II
Federated Capital Income Fund II
Federated High Income Bond Fund II
Federated Kaufmann Fund II
Federated Quality Bond Fund II

A PORTFOLIO OF FEDERATED INTERNATIONAL SERIES, INC.

Federated International Bond Fund

A PORTFOLIO OF FEDERATED INVESTMENT SERIES FUNDS, INC.

Federated Bond Fund

PORTFOLIOS OF FEDERATED MDT SERIES

Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund

Federated MDT Stock TRUST

A PORTFOLIO OF FEDERATED MANAGED ALLOCATION PORTFOLIOS

Federated Balanced Allocation Fund

Federated Municipal Securities Fund, Inc.

PORTFOLIOS OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST

Federated Michigan Intermediate Municipal Trust
Federated Municipal High Yield Advantage Fund
Federated New York Municipal Income Fund
Federated Ohio Municipal Income Fund
Federated Pennsylvania Municipal Income Fund

Federated Short-Intermediate Duration Municipal Trust

Federated Stock and Bond Fund

PORTFOLIOS OF FEDERATED TOTAL RETURN SERIES, INC.

Federated Mortgage Fund
Federated Total Return Bond Fund

PORTFOLIOS OF FEDERATED WORLD INVESTMENT SERIES, INC.

Federated International High Income Fund
Federated International Leaders Fund
Federated International Small-Mid Company Fund

A PORTFOLIO OF INTERMEDIATE MUNICIPAL TRUST

Federated Intermediate Municipal Trust

December 10, 2010

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450796 (12/10)